June 4, 2012

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Western Asset Funds, Inc. (the “Corporation”)
Western Asset Core Bond Fund (S000000713)
Western Asset Core Plus Bond Fund (S000000714)
Western Asset Inflation Indexed Plus Bond Fund (S000000715) (each, a “Fund” and together, the “Funds”)
(No. 333-181844)

Dear Sir/Madam:

Pursuant to Rule 313 of Regulation S-T, the Corporation hereby requests a class identifier for each Fund’s new Class C1 shares which were registered electronically via EDGAR in a Form N-14 filing by the Corporation dated June 1, 2012 with accession number 0001193125-12-257329. This filing is being made under EDGAR submission type 485APOS and the Securities Act of 1933 number assigned to the Form N-14 (333-181844) solely for the purpose of obtaining an identifier for each Fund’s new Class C1 shares, pursuant to the “Notice and FAQ’s re: Mandatory Series and Class (Contract) Identifiers” (found at http://www.sec.gov/info/edgar/ednews/seriesclassfaq063006.htm).

If you have any questions or would like further information, please contact Adam Schlichtmann of Ropes & Gray LLP, fund counsel, at (617) 951-7114.

Very truly yours,

/s/ Harris C. Goldblat

Assistant Secretary